Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%	40.60%	40.60%
Increase (decrease) in valuation allowance	0.60%	(0.50%)	(0.60%)
Permanently nondeductible expenses	0.20%	0.30%	0.30%
Nontaxable dividend income	(0.40%)	(0.50%)	(0.50%)
Extra tax deduction on expenses for research and development	(2.90%)	(2.40%)	(2.30%)
Difference in statutory tax rates of foreign subsidiaries	0.10%	(0.90%)	(2.00%)
Other-net	(1.80%)	(0.40%)	(1.90%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.80%	36.20%	33.60%